Other disclosures - Undiscounted contractual maturity periods (Details) - Financial liabilities at amortized cost - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 1,219,723	$ 1,170,246
On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	565,478	591,234
1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	333,886	300,527
3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	39,981	35,628
3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	121,409	95,191
1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	59,133	15,295
3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	33,568	64,966
More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	66,268	67,405
Deposits - The Central banks
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	89,863	86,729
Deposits - The Central banks | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	89,863	78,399
Deposits - The Central banks | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost		8,228
Deposits - The Central banks | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost		102
Deposits - Credit institutions
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	77,230	84,877
Deposits - Credit institutions | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	26,523	39,213
Deposits - Credit institutions | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	38,267	39,039
Deposits - Credit institutions | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,621	1,589
Deposits - Credit institutions | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,722	2,595
Deposits - Credit institutions | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,845	150
Deposits - Credit institutions | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	282	155
Deposits - Credit institutions | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,970	2,136
Deposits - Customers
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	819,067	784,735
Deposits - Customers | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	538,955	541,585
Deposits - Customers | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	166,428	154,195
Deposits - Customers | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	23,128	21,356
Deposits - Customers | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	80,235	55,574
Deposits - Customers | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,140	4,657
Deposits - Customers | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,831	5,178
Deposits - Customers | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,350	2,190
Marketable debt securities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	150,269	118,403
Marketable debt securities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	24,396	14,742
Marketable debt securities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	12,343	3,043
Marketable debt securities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	34,317	32,892
Marketable debt securities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	43,387	5,116
Marketable debt securities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	24,869	54,626
Marketable debt securities | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	10,957	7,984
Subordinated liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	63,821	78,264
Subordinated liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	191	10,463
Subordinated liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	382	417
Subordinated liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,085	2,275
Subordinated liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,586	5,007
Subordinated liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,586	5,007
Subordinated liabilities | More than five years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	51,991	55,095
Other financial liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	19,473	17,238
Other financial liabilities | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost		10,436
Other financial liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	14,741	3,689
Other financial liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,507	995
Other financial liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,050	1,753
Other financial liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 175	$ 365